Note 14 - Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Debt [Table Text Block]
	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
A. Mortgage note payable - commercial bank - collateralized	$1,118	$1,140
B. Note payable - uncollateralized	25	25
C. Notes payable - collateralized	229	255
Insurance premiums financing	26	103
Subtotal	1,398	1,523
Less: current portion of notes payable	(233)	(312)
Long-term portion of notes payable	$1,165	$1,211

	December 31, 2023	December 31, 2022
A. Mortgage note payable - commercial bank - collateralized	$1,140	$—
B. Note payable - uncollateralized	25	—
C. Notes payable - collateralized	255	216
Insurance premiums financing	103	—
Subtotal	1,523	216
Less: current portion of notes payable	(312)	(60)
Long-term portion of notes payable	$1,211	$156

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year	Amount
2024 (remaining nine months)	$187
2025	215
2026	119
2027	124
2028	753
Thereafter	—
Total	$1,398

Year	Amount
2024	$312
2025	215
2026	119
2027	124
2028	753
Thereafter	—
Total	$1,523